Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Schedule of Transactions Between Related Parties
For the year ended December 31, 2025 and 2024, related party transactions and balances with the Corporation's 49% owned equity accounted investee, Weichai Ballard JV, were as follows:

Balances with related party - Weichai Ballard JV	2025	2024
Trade and other receivables	$1,607	$3,447
Equity-accounted investment	—	8,238
Deferred revenue	1,607	1,831

Transactions during the year with related party - Weichai Ballard JV	2025	2024
Revenues	$1,531	$2,480
Cost of goods sold and operating expenses	974	10,997
Impairment charges on equity-accounted investment	4,634	—
Key management personnel compensation is comprised of:

	2025	2024
Salaries and employee benefits	$4,112	$4,587
Post-employment retirement benefits	83	102
Termination benefits	2,892	1,039
Share-based compensation (note 19)	3,638	1,557
	$10,725	$7,285